Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The net assets on the financial statements differ from the net assets on Form 5500 due to a common collective trust fund, specifically a stable value fund, which is recorded at NAV on the financial statements and at fair value on Form 5500. The net assets on the financial statements were higher than Form 5500 by $1,696,172 and $3,583,633 at December 31, 2025 and 2024, respectively. Accordingly, the net increase in the net assets available for benefits on the financial statements is $1,887,461 lower than as reported on Form 5500 for the year ended December 31, 2025.